Stock-based Compensation - Schedule of Stock Option (Details) (10-K) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total Options, Beginning Balance
Total Options, Granted			384,400
Total Options, Exercised
Total Options, Forfeited
Total Options, Ending Balance	1,293,630	334,400	384,400
Weighted average price per share, Beginning balance
Weighted average price per share, Granted			2.92
Weighted average price per share, Exercised
Weighted average price per share, Forfeited
Weighted average price per share, Ending balance			$ 2.92
Weighted average remaining contractual life (in years), Option granted			9 years 10 months 25 days
Weighted average remaining contractual life (in years), Ending			9 years 10 months 25 days